Contract liabilities	12 Months Ended
Jun. 30, 2022
Contract Liabilities
Contract liabilities

20. Contract liabilities

Contract liabilities consist of the following:

	Consolidated Group
	2022 A$	2021 A$
Deferred subscription revenue	136,606	23,343
Advances for website builds	736	736
	137,342	24,079

Current	136,606	23,343
Non-current	736	736